FINANCIAL RISK MANAGEMENT (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Canadian dollar
Disclosure of detailed information about financial instruments [line items]
Impact of 10% change in foreign exchange rates	$ 19.7	$ 24.6
Australian dollar
Disclosure of detailed information about financial instruments [line items]
Impact of 10% change in foreign exchange rates	0.0	(0.6)
Mexican peso
Disclosure of detailed information about financial instruments [line items]
Impact of 10% change in foreign exchange rates	$ 1.8	$ 1.1